Summary - Invesco Equally-Weighted S&P 500 Fund, Class A, B, C, R and Y | Invesco Equally-Weighted S&P 500 Fund
Fund Summary - Invesco Equally-Weighted S&P 500 Fund
Investment Objective(s)
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Equally-Weighted S&P 500 Fund	Class A, Invesco Equally-Weighted S&P 500 Fund	Class B, Invesco Equally-Weighted S&P 500 Fund	Class C, Invesco Equally-Weighted S&P 500 Fund	Class R, Invesco Equally-Weighted S&P 500 Fund	Class Y, Invesco Equally-Weighted S&P 500 Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Equally-Weighted S&P 500 Fund	Class A, Invesco Equally-Weighted S&P 500 Fund	Class B, Invesco Equally-Weighted S&P 500 Fund	Class C, Invesco Equally-Weighted S&P 500 Fund	Class R, Invesco Equally-Weighted S&P 500 Fund	Class Y, Invesco Equally-Weighted S&P 500 Fund
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.56%	1.31%	1.31%	0.81%	0.31%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Equally-Weighted S&P 500 Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Equally-Weighted S&P 500 Fund	Class A	604	720	846	1,213
Class B, Invesco Equally-Weighted S&P 500 Fund	Class B	633	715	918	1,372
Class C, Invesco Equally-Weighted S&P 500 Fund	Class C	233	415	718	1,579
Class R, Invesco Equally-Weighted S&P 500 Fund	Class R	83	259	450	1,002
Class Y, Invesco Equally-Weighted S&P 500 Fund	Class Y	32	100	174	393

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Equally-Weighted S&P 500 Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Equally-Weighted S&P 500 Fund	Class A	604	720	846	1,213
Class B, Invesco Equally-Weighted S&P 500 Fund	Class B	133	415	718	1,372
Class C, Invesco Equally-Weighted S&P 500 Fund	Class C	133	415	718	1,579
Class R, Invesco Equally-Weighted S&P 500 Fund	Class R	83	259	450	1,002
Class Y, Invesco Equally-Weighted S&P 500 Fund	Class Y	32	100	174	393

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50% of the S&P 500’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 stock.

The Fund will invest in derivative instruments, specifically futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through purchasing an offsetting contract, by physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Standard & Poor’s®, S&P®, Standard & Poor’s Equal Weight Index, S&P EWI, S&P 500®, Standard & Poor’s 500 and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stocks. In general, common stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligations to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the Morgan Stanley Equally-Weighted S&P 500 Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class B shares year-to-date (ended September 30, 2011): (11.99)% Best Quarter (ended June 30, 2009): 24.26% Worst Quarter (ended December 31, 2008): (26.71)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Equally-Weighted S&P 500 Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Equally-Weighted S&P 500 Fund	Class A shares: Inception (07/28/97)			14.53%	2.84%	4.92%		Jul. 28, 1997
Return Before Taxes Class B, Invesco Equally-Weighted S&P 500 Fund	Class B shares: Inception (12/01/87)	Return Before Taxes		15.30%	2.94%	4.87%		Dec. 01, 1987
Return Before Taxes Class C, Invesco Equally-Weighted S&P 500 Fund	Class C shares: Inception (07/28/97)			19.33%	3.25%	4.74%		Jul. 28, 1997
Return Before Taxes Class R, Invesco Equally-Weighted S&P 500 Fund	Class R shares: Inception (03/31/08)			20.97%			4.89%	Mar. 31, 2008
Return Before Taxes Class Y, Invesco Equally-Weighted S&P 500 Fund	Class Y shares: Inception (07/28/97)			21.51%	4.27%	5.77%		Jul. 28, 1997
Return After Taxes on Distributions Class B, Invesco Equally-Weighted S&P 500 Fund	Class B shares: Inception (12/01/87)	Return After Taxes on Distributions		15.24%	1.83%	4.10%		Dec. 01, 1987
Return After Taxes on Distributions and Sale of Fund Shares Class B, Invesco Equally-Weighted S&P 500 Fund	Class B shares: Inception (12/01/87)	Return After Taxes on Distributions and Sale of Fund Shares		10.03%	2.28%	4.08%		Dec. 01, 1987
S&P 500 Index		S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
S&P 500 Equal Weight Index		S&P 500® Equal Weight Index	(reflects no deductions for fees, expenses or taxes)	21.91%	4.80%	6.26%
Lipper Multi-Cap Core Funds Index		Lipper Multi-Cap Core Funds Index		16.63%	2.94%	2.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.